SCHEDULE OF RELATED PARTY TRANSACTION (Details) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Related Party Transaction [Line Items]
Accounts and other payables to related party	$ 18,453,088		$ 27,995,612	$ 27,145,398
Other income	601,653	$ 172,470	834,153	497,186	$ 596,801
Sanae Kobayashi [Member]
Related Party Transaction [Line Items]
Loan receivables	249,801		276,207	602,674
Interest income	673	449	4,189	7,621	9,944
Nagata Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan payable				3,589
Other income		17,628	17,523	77,107	91,743
Consulting fee	13,081,966	$ 15,869,285	26,548,057	25,235,001	$ 16,680,567
Nagata Co., Ltd. [Member] | Consulting Service [Member]
Related Party Transaction [Line Items]
Accounts and other payables to related party	$ 16,150,324		$ 26,537,663	$ 25,841,648